Income Tax (Expense) Recovery	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax (Expense) Recovery

15. Income Tax (Expense) Recovery

The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(1,943)	2,139	(4,057)	5,973
Deferred	70	(290)	(316)	(556)

Income tax (expense) recovery	(1,873)	1,849	(4,373)	5,417

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2012 to June 30, 2013:

Balance of unrecognized tax benefits as at January 1, 2013	$29,364
Decrease for positions taken in prior years	(267)
Decrease for positions related to the current period	(924)
Decrease related to statute of limitations	(388)

Balance of unrecognized tax benefits as at June 30, 2013	$27,785

The majority of the net decrease for positions for the six months ended June 30, 2013 relates to foreign currency exchange gains.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.